Debt - Schedule of Future Payments on Long-term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2023		$ 4,532
2024		6,023
2025		4,445
Total debt		15,000
Less current portion long-term debt	$ (6,586)	(4,532)
Unamortized debt issuance costs		(360)
Accrued end of term charge		240
Total long-term debt, net of current portion and debt issuance costs	$ 7,721	$ 10,348	$ 9,505